Xtrackers MSCI Kokusai Equity ETF Investment Objectives and Goals - Xtrackers MSCI Kokusai Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Xtrackers MSCI Kokusai Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index. The MSCI Kokusai Index is also known as the MSCI World ex Japan Index.